TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION
Schedule of Effective Income Tax Reconciliation

The reasons for the differences and the related tax effects are as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2012	2011
Statutory federal and provincial taxes	$(5,446)	$(2,777)
Increase (decrease) in taxes recoverable resulting from:
Effect of change in valuation allowance	5,145	2,829
Non-deductible stock-based compensation	539	267
Non-deductible expenses for tax purposes	3	2
Tax credits not taxable in Quebec	(70)	(106)
Share issue costs	(183)	(112)
Tax benefits on capitalized expenses	(1)	(24)
Effect of foreign jurisdiction tax expense	39	—
Other differences	13	(79)

Income tax expense	$39	$—

Schedule of components of income tax expense

The provision for the income tax expense, which relates to the United States, are as follows and relate to the wholly-owned subsidiary MethylGene US Inc. (in thousands):

	YEAR ENDED DECEMBER 31,
	2012	2011
Current income tax expense
Current period	$39	$—

Income tax expense	$39	$—

Schedule of deferred tax

Deferred tax relates to the following (in thousands):

	DECEMBER 31,
Deferred tax asset	2012	2011
Assets
Tangible and intangible depreciable assets	$853	$833
Inventory	757	474
Provisions	30	8
Financing fees	628	414
Net operating loss carry forwards	6,883	3,490
Scientific research and experimental development expenditures	4,245	2,406

Deferred tax assets	13,396	7,625
Valuation allowance	(13,396)	(7,625)

Net deferred tax assets	$—	$—

Schedule of expiration of NOLs	The NOLs expire as follows (in thousands):

	Federal	Provincial
Expires in:
2030	$5,907	$5,984
2031	7,059	7,066
2032	12,547	12,632

	$25,513	$25,682

Schedule of reconciliation of the beginning and ending gross amounts of unrecognized tax positions

A reconciliation of the beginning and ending gross amounts of unrecognized tax positions adopted by the Company are as follows (in thousands):

	FEDERAL		PROVINCIAL
	DECEMBER 31,		DECEMBER 31,
	2012	2011	2012	2011
Unrecognized tax positions, beginning of year	$157	$155	$3	$1
Gross decrease — current period tax positions	—	—	—	—
Gross increase — current period tax positions	2	2	2	2

Unrecognized tax positions, end of year	$159	$157	$5	$3